Capital Leases	6 Months Ended
Jun. 30, 2015
Capital Leases
Capital Leases
(9)	Capital Leases

The Predecessor was obligated to make payments under capital leases covering pumping equipment that expire at various dates over the next seven years. In connection with Water Acquisition, assets under the leases were transferred to the Partnership debt free and these obligations were retained by Antero and are not obligations of the Partnership after the Water Acquisition. At December 31, 2014 and June 30, 2015, the gross amount of property and equipment and related accumulated amortization attributable to capital leases were as follows (in thousands):

	December 31,	June 30,
	2014	2015
Pumping equipment	$1,625	$1,625
Less accumulated amortization	(100)	(144)
Total	$1,525	$1,481

Current and non-current capital lease obligations are included in other current liabilities and other liabilities, respectively, on the consolidated balance sheets. Amortization of assets held under capital leases is included in depreciation expense.